--------------------------------------------------------------------------------
                                 ANNUAL REPORT
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                                APRIL 30, 2003
--------------------------------------------------------------------------------

                                  VALUE LINE
                                  CONVERTIBLE
                                   FUND, INC.

                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS

--------------------------------------------------------------------------------

 INVESTMENT ADVISER     Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 DISTRIBUTOR            Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 CUSTODIAN BANK         State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

 SHAREHOLDER            State Street Bank and Trust Co.
 SERVICING AGENT        c/o NFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

 INDEPENDENT            PricewaterhouseCoopers LLP
 ACCOUNTANTS            1177 Avenue of the Americas
                        New York, NY 10036

 LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

 DIRECTORS              Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

 OFFICERS               Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT
                        Jeffrey D. Geffen
                        VICE PRESIDENT
                        Bradley T. Brooks
                        VICE PRESIDENT
                        George Graham
                        VICE PRESIDENT
                        David T. Henigson
                        VICE PRESIDENT and
                        SECRETARY/TREASURER
                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER
                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #526687

VALUE LINE CONVERTIBLE FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

We are pleased to report that your Fund greatly outperformed the unmanaged S&P 500 Index(1) for the one year ended April 30, 2003. This success was due to a concentration in defensive securities with more stable price characteristics.

                                         YEAR ENDED
                                          4/30/03
                                        -----------
Value Line Convertible Fund .........     -3.62
S&P 500(1) ..........................    -13.31%

The fiscal year ended on April 30, 2003, was a period of weak equity performance. Due to a sluggish economy, uncertain corporate profits, and continuing concerns over corporate balance sheets and accounting, equity markets declined, reaching their low point in October of 2002. From that point, the markets stabilized; buyers emerged at low levels; and equities underwent a moderate rebound.

Interest rates fell as bond markets mounted a significant price rally. Interest rates on the benchmark 10-year Treasury note reached a high of 5.28% in May of 2002, declined to 3.56% in March of 2003, and ended the fiscal year at 3.84%. The Federal Reserve Board, attempting to stimulate a slow-growing economy, dropped the Federal Funds rate from 1.75% to 1.25%, causing other short-term interest rates to fall as well, helping the equity markets to stabilize.

Although equity prices have recovered somewhat, the outlook remains uncertain. Despite an active Federal Reserve Board which has aggressively eased monetary policy, causing interest rates to fall to levels not seen in decades, economic growth remains slow and it is uncertain as to when and by how much it will strengthen. Interest sensitive sectors, such as housing, have benefited from the drop in interest rates, but other important areas, such as capital spending, have not responded.

As a result of this continued uncertainty, our current strategy is to select lower-risk convertibles with good liquidity and solid credit worthiness that offer both income and favorable prospects for price appreciation. The securities selected represent a balance between strong fundamentals and high ranks in the Value Line Convertibles Survey.

As always, your confidence in Value Line is appreciated. We look forward to serving your future investment needs.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN and PRESIDENT

June 18, 2003

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(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON
    THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
--------------------------------------------------------------------------------

                                               VALUE LINE CONVERTIBLE FUND, INC.

CONVERTIBLE FUND, INC. SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to struggle, more than a year after the most recent recession ended. At present, growth is being limited by weak manufacturing activity, falling employment, and mixed retail sales results. To be sure, not all parts of the economy are struggling, as housing activity remains comparatively strong, notwithstanding some easing in recent months, while consumer confidence is up in the wake of this nation's stirring victory in Iraq.

Overall, we sense that we will continue to have a slow and uneven recovery over the next few months. Specifically, we estimate that the nation's gross domestic product, which edged forward at a 1.6% rate in the first quarter, will proceed at a similar pace in the three months ending on June 30th. Thereafter, the likely passage of a tax reduction and fiscal stimulus package and the need to replenish low inventory levels in some industries will help to put us on a slightly faster upward track, with growth perhaps moving into the 2%-3% range during the second half. We expect the expansion to strengthen further in 2004, with growth averaging 3%, or slightly higher.

Inflation, meantime, remains practically nonexistent, thanks partly to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next few years, some increase in pricing pressures could well emerge. Absent a more vigorous long-term business recovery than we envision, or a resumption of the sharp rise in oil and gas prices stemming from a surprisingly long continuing conflict in the Middle East, inflation should remain in check through the middle years of this decade. Interest rates, which have fallen further in recent months, are unlikely to rise much over the next year or two, as a result.


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                                                                               3

VALUE LINE CONVERTIBLE FUND, INC.

--------------------------------------------------------------------------------

        Comparison of a Change in Value of a $10,000 Investment in the Value Line Convertible Fund, Inc. and the S&P 500 Index+

                                    [GRAPH]

                             FROM 5/1/93 TO 4/30/03
Performance Data:*

                                                      VALUE OF AN
                                  AVERAGE ANNUAL   ASSUMED INVESTMENT
                                   TOTAL RETURNS       OF $10,000
                                 ---------------- -------------------
 1 year ended 4/30/03 ..........       -3.62%           $ 9,638
 5 years ended 4/30/03 .........       +0.56%            10,283
10 years ended 4/30/03 .........       +7.08%            19,821

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
  OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE
  OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE AVERAGE ANNUAL TOTAL RETURNS
  AT MARCH 31, 2003 FOR THE ONE-YEAR, FIVE-YEAR AND TEN-YEAR PERIODS WERE -8.34%, -1.74% AND 6.55%, RESPECTIVELY. THE PERFORMANCE DATA AND GRAPH DO
  NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+ THE S & P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK
  STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


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4

                                               VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS                                           APRIL 30, 2003
--------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                         VALUE
-----------------                                              -----------------
CONVERTIBLE CORPORATE
BONDS & NOTES (66.6%)
                    ADVERTISING (1.3%)
$250,000            Interpublic Group of Companies,
                    Inc. 1.800%, 9/16/2004 .................   $  235,937
 350,000            Young & Rubicam, Inc.
                    3%, 1/15/2005 ..........................      339,938
                                                               ----------
                                                                  575,875
                    AEROSPACE/DEFENSE (0.9%)
 350,000            L-3 Communications Holdings, Inc.
                    4%, 9/15/2011 ..........................      382,813
                    AUTO & TRUCK (0.7%)
 350,000            Navistar Financial Corp.
                    4 3/4%, 4/1/2009 .......................      302,312
                    AUTO PARTS (0.5%)
 250,000            Tower Automotive, Inc.
                    5%, 8/1/2004 ...........................      227,813
                    BIOTECHNOLOGY (0.3%)
 200,000            Amgen Inc. Zero Coupon, 3/1/2032........      155,250
                    CABLE TV (1.6%)
 700,000            EchoStar Communications Corp.
                    4 7/8%, 1/1/2007 .......................      696,500
                    COMPUTER &
                    PERIPHERALS (0.2%)
 200,000            Hewlett-Packard Co. Zero Coupon,
                    10/14/2017 .............................      101,750
                    COMPUTER SOFTWARE &
                    SERVICES (6.8%)
 200,000            Acxiom Corp. 3 3/4%, 2/15/2009 .........      219,000
 450,000            Affiliated Computer Services, Inc.
                    3 1/2%, 2/15/2006 ......................      565,313
 300,000            Computer Associates International,
                    Inc. 5%, 3/15/2007 .....................      335,625
 450,000            First Data Corp. 2%, 3/1/2008 ..........      502,312
 750,000            Mentor Graphics Corp.
                    6 7/8%, 6/15/2007 ......................      743,437


    PRINCIPAL
      AMOUNT                                                         VALUE
-----------------                                              -----------------
$500,000            Mercury Interactive Corp.
                    4 3/4%, 7/1/2007 .......................   $  491,875
 150,000            Veritas Software Corp.
                    1.856%, 8/13/2006 ......................      130,875
                                                               ----------
                                                                2,988,437
                    DIVERSIFIED COMPANY (0.4%)
 200,000            Service Corp. International
                    6 3/4%, 6/22/2008 ......................      192,750
                    DRUG (5.2%)
 400,000            ALZA Corp. Zero Coupon,
                    7/28/2020 ..............................      312,000
 300,000            Cephalon, Inc. 2 1/2%, 12/15/2006 ......      277,500
 250,000            CV Therapeutics, Inc.
                    4 3/4%, 3/7/2007 .......................      209,063
 250,000            Enzon, Inc. 4 1/2%, 7/1/2008 ...........      200,937
 150,000            ICN Pharmaceuticals, Inc.
                    6 1/2%, 7/15/2008 ......................      126,563
 600,000            IVAX Corp. 4 1/2%, 5/15/2008 ...........      555,750
 300,000            Medarex, Inc. 4 1/2%, 7/1/2006 .........      218,625
 350,000            Teva Pharmaceutical Industries Ltd.
                    1 1/2%, 10/15/2005 .....................      404,250
                                                               ----------
                                                                2,304,688
                    E-COMMERCE (1.0%)
 300,000            BEA Systems, Inc.
                    4%, 12/15/2006 .........................      284,250
 250,000            Manugistics Group, Inc.
                    5%, 11/1/2007 ..........................      141,250
                                                               ----------
                                                                  425,500
                    ELECTRONICS (1.2%)
 300,000            FEI Company 5 1/2%, 8/15/2008 ..........      283,875
 250,000            Sanmina Corp. 4 1/4%, 5/1/2004 .........      245,937
                                                               ----------
                                                                  529,812
                    ENTERTAINMENT (1.3%)
 150,000            Liberty Media Corp. (convertible
                    into Motorola, Inc.)
                    3 1/2%, 1/15/2031 ......................       96,750

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                                                                               5

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                         VALUE
-----------------                                              -----------------
$ 450,000           Liberty Media Corp. (convertible
                    into Viacom, Inc. Class "B")
                    3 1/4%, 3/15/2031 ......................   $ 466,875
                                                               ---------
                                                                 563,625
                    ENVIRONMENTAL (1.4%)
  550,000           Waste Connections, Inc.
                    5 1/2%, 4/15/2006 ......................     622,875
                    FINANCIAL SERVICES --
                    DIVERSIFIED (5.8%)
  250,000           Bisys Group, Inc. (The)
                    4%, 3/15/2006 ..........................     245,000
  550,000           First American Corp. (The)
                    4 1/2%, 4/15/2008 ......................     613,250
  550,000           IOS Capital LLC Series 144A,
                    5%, 5/1/2007* ..........................     526,625
1,000,000           Loews Corp. 3 1/8%, 9/15/2007 ..........     896,250
  250,000           Radian Group, Inc.
                    2 1/4%, 1/1/2022 .......................     263,750
                                                               ---------
                                                               2,544,875
                    FOREIGN
                    TELECOMMUNICATIONS (0.8%)
  200,000           Nortel Networks Corp.
                    4 1/4%, 9/1/2008 .......................     166,750
  150,000           Telefonos de Mexico S.A. de CV
                    4 1/4%, 6/15/2004 ......................     167,625
                                                               ---------
                                                                 334,375
                    GROCERY (0.4%)
  250,000           Whole Foods Market, Inc. Zero
                    Coupon, 3/2/2018 .......................     161,875
                    HOMEBUILDING (2.2%)
  400,000           D.R. Horton, Inc. Zero Coupon,
                    5/11/2021 ..............................     258,000
  550,000           Lennar Corp. Zero Coupon,
                    7/29/2018 ..............................     410,437
  650,000           Lennar Corp. Zero Coupon,
                    4/4/2021 ...............................     316,063
                                                               ---------
                                                                 984,500

    PRINCIPAL
      AMOUNT                                                         VALUE
-----------------                                              -----------------
                    HOTEL/GAMING (0.9%)
$ 400,000           Hilton Hotels Corp.
                    5%, 5/15/2006 ..........................   $ 398,000
                    HUMAN RESOURCES (0.5%)
  250,000           Interim Services, Inc.
                    4 1/2%, 6/1/2005 .......................     222,812
                    INFORMATION
                    SERVICES (1.5%)
  700,000           Getty Images, Inc. 5%,
                    3/15/2007 ..............................     680,750
                    INTERNET (3.1%)
  600,000           CheckFree Holdings Corp.
                    6 1/2%, 12/1/2006 ......................     608,250
  600,000           E*Trade Group, Inc.
                    6%, 2/1/2007 ...........................     529,500
  250,000           E*Trade Group, Inc.
                    6 3/4%, 5/15/2008 ......................     242,813
                                                               ---------
                                                               1,380,563
                    MEDICAL SERVICES (4.5%)
  200,000           Health Management Associates, Inc.
                    1/4%, 8/16/2020 ........................     129,750
  600,000           PacifiCare Health Systems, Inc.
                    3%, 10/15/2032 .........................     642,750
  550,000           Quest Diagnostics, Inc.
                    1 3/4%, 11/30/2021 .....................     575,437
  200,000           Renal Treatment Centers, Inc.
                    5 5/8%, 7/15/2006 ......................     205,750
  400,000           Total Renal Care Holdings, Inc.
                    7%, 5/15/2009 ..........................     408,500
                                                               ---------
                                                               1,962,187
                    METALS & MINING --
                    DIVERSIFIED (0.2%)
  150,000           Inco Ltd. Zero Coupon,
                    3/29/2021 ..............................      94,875
                    NEWSPAPER (0.7%)
  400,000           Times Mirror Co. Zero Coupon,
                    4/15/2017 ..............................     290,500

--------------------------------------------------------------------------------
6

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2003
--------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                         VALUE
-----------------                                              -----------------
                    OILFIELD SERVICES/
                    EQUIPMENT (1.2%)
$250,000            Hanover Compressor Co.
                    4 3/4%, 3/15/2008 ......................   $  205,625
 300,000            Pride International, Inc.
                    2 1/2%, 3/1/2007 .......................      348,375
                                                               ----------
                                                                  554,000
                    PETROLEUM --
                    INTEGRATED (1.2%)
 500,000            Kerr-McGee Corp.
                    5 1/4%, 2/15/2010 ......................      533,750
                    PHARMACY SERVICES (0.5%)
 200,000            Omnicare, Inc. 5%, 12/1/2007 ...........      201,750
                    PRECISION INSTRUMENT (1.5%)
 450,000            Agilent Technologies, Inc.
                    3%, 12/1/2021 ..........................      433,688
 250,000            Veeco Instruments, Inc.
                    4 1/8%, 12/21/2008 .....................      221,875
                                                               ----------
                                                                  655,563
                    RECREATION (1.3%)
 300,000            Carnival Corp. 2%, 4/15/2021 ...........      323,250
 100,000            Royal Caribbean Cruises Ltd. Zero
                    Coupon, 2/2/2021 .......................       41,875
 500,000            Royal Caribbean Cruises Ltd. Zero
                    Coupon, 5/18/2021 ......................      222,190
                                                               ----------
                                                                  587,315
                    RETAIL BUILDING
                    SUPPLY (0.7%)
 400,000            Lowes Companies, Inc. Zero
                    Coupon, 2/16/2021 ......................      312,000
                    RETAIL -- SPECIAL
                    LINES (4.4%)
 250,000            Barnes & Noble, Inc.
                    5 1/4%, 3/15/2009 ......................      245,312
 650,000            Best Buy Co., Inc.
                    2 1/4%, 1/15/2022 ......................      631,313

    PRINCIPAL
      AMOUNT                                                         VALUE
-----------------                                              -----------------
$250,000            Charming Shoppes, Inc.
                    4 3/4%, 6/1/2012 .......................   $  219,687
 250,000            School Speciality, Inc.
                    6%, 8/1/2008 ...........................      241,563
 350,000            Sonic Automotive, Inc.
                    5 1/4%, 5/7/2009 .......................      309,750
 350,000            TJX Companies, Inc. (The) Zero
                    Coupon, 2/13/2021 ......................      280,000
                                                               ----------
                                                                1,927,625
                    RETAIL STORE (1.8%)
 300,000            Costco Companies Inc. Zero
                    Coupon, 8/19/2017 ......................      239,625
 550,000            Penney (J.C.) Co., Inc.
                    5%, 10/15/2008 .........................      537,625
                                                               ----------
                                                                  777,250
                    SECURITIES
                    BROKERAGE (0.3%)
 300,000            Legg Mason, Inc. Zero Coupon,
                    6/6/2031 ...............................      157,125
                    SEMICONDUCTOR (4.5%)
 250,000            Advanced Micro Devices, Inc.
                    4 3/4%, 2/1/2022 .......................      188,750
 300,000            Analog Devices, Inc.
                    4 3/4%, 10/1/2005 ......................      303,750
 300,000            ASM Lithography Holding N.V.
                    Series 144A,
                    4 1/4%, 11/30/2004* ....................      289,875
 350,000            Cypress Semiconductor Corp.
                    4%, 2/1/2005 ...........................      321,125
 250,000            International Rectifier Corp.
                    4 1/4%, 7/15/2007 ......................      229,063
 400,000            LSI Logic Corp. 4%, 11/1/2006 ..........      350,500
 300,000            NVIDIA Corp. 4 3/4%,
                    10/15/2007 .............................      287,625
  15,000            TranSwitch Corp.
                    4 1/2%, 9/12/2005 ......................        8,906
                                                               ----------
                                                                1,979,594
--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                   VALUE
----------                                             -------------
             SEMICONDUCTOR CAPITAL
             EQUIPMENT (1.6%)
$200,000     Amkor Technology, Inc.
             5 3/4%, 6/1/2006 ......................   $  176,750
 350,000     Kulicke and Soffa Industries Inc.
             5 1/4%, 8/15/2006 .....................      252,000
 300,000     Lam Research Corp.
             4%, 6/1/2006 ..........................      283,125
                                                       ----------
                                                          711,875
             TELECOMMUNICATIONS
             EQUIPMENT (1.2%)
 250,000     CIENA Corp. 3 3/4%, 2/1/2008 ..........      198,437
 350,000     Juniper Networks, Inc.
             4 3/4%, 3/15/2007 .....................      316,750
                                                       ----------
                                                          515,187
             TELECOMMUNICATION
             SERVICES (1.8%)
 350,000     American Tower Corp.
             5%, 2/15/2010 .........................      295,750
 500,000     Nextel Communications, Inc.
             6%, 6/1/2011 ..........................      509,375
                                                       ----------
                                                          805,125
             TRUCKING/TRANSPORTATION
             LEASING (1.2%)
 500,000     United Parcel Service, Inc.
             1 3/4%, 9/27/2007 .....................      513,750
                                                       ----------
             TOTAL CONVERTIBLE
             CORPORATE BONDS &
             NOTES
             (COST $28,928,620).....................   29,357,221
                                                       ----------

 SHARES                                              VALUE
--------                                          -----------
CONVERTIBLE PREFERRED
STOCKS (17.3%)
           AEROSPACE/
           DEFENSE (0.9%)
 3,000     Northrop Grumman Corp.
           7 1/4%, Pfd. ............................   $306,750
 2,000     Raytheon Co. 8 1/4%, Pfd. ...............    108,020
                                                       --------
                                                        414,770
           AUTO & TRUCK (1.5%)
 6,000     Ford Motor Company Capital
           Trust II 6 1/2%, Pfd. ...................    263,220
 3,000     General Motors Corp. 4 1/2%,
           Series "A" Pfd. .........................     74,040
13,000     General Motors Corp. 5 1/4%,
           Series "B" Pfd. .........................    309,010
                                                       --------
                                                        646,270
           BANK (0.1%)
 1,000     Commerce Capital Trust II,
           5.95%, Pfd. .............................     55,875
           CABLE TV (0.4%)
 8,000     Equity Securities Trust I 6 1/2%,
           Exchangeable Pfd.
           (exchangeable into
           Cablevision Systems Corp. --
           New York Group Class "A"
           common) .................................    196,800
           COMPUTER SOFTWARE &
           SERVICES (0.3%)
 2,000     Electronic Data Systems Corp.
           7 5/8%, Pfd. ............................     39,600
 7,000     Morgan Stanley Dean Witter &
           Co. 8%, Exchangable Pfd.
           (exchangeable into Oracle
           Corp. common) ...........................     85,050
                                                       --------
                                                        124,650
--------------------------------------------------------------------------------
8

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2003
--------------------------------------------------------------------------------
     SHARES                                                VALUE
----------------                                         --------
                   ELECTRICAL UTILITY --
                   EAST (1.2%)
      9,000        FPL Group, Inc. 8 1/2%, Pfd. ......   $507,600
                   ELECTRICAL UTILITY --
                   CENTRAL (0.3%)
      3,000        American Electric Power
                   Company, Inc. 9 1/4%, Pfd. ........    124,470
                   FINANCIAL SERVICES --
                   DIVERSIFIED (0.1%)
      1,000        Hartford Financial Services
                   Group, Inc. 6%, Pfd. ..............     45,250
                   FOOD PROCESSING (0.5%)
      4,192        Suiza Capital Trust II,
                   5 1/2%, Pfd. ......................    233,180
                   INSURANCE -- LIFE (0.7%)
      2,200        Prudential Financial, Inc.
                   6 3/4%, Pfd. ......................    120,450
      3,500        Reinsurance Group of America,
                   Inc. 5 3/4%, Pfd. .................    175,438
                                                         --------
                                                          295,888
                   INSURANCE --
                   PROPERTY/CASUALTY
                      (0.4%)
      8,000        Travelers Property Casualty
                   Corp. 4 1/2%, Pfd. ................    196,000
                   MACHINERY (0.4%)
      5,000        United Rentals Trust I
                   6 1/2%, Pfd. ......................    158,750
                   MEDICAL SERVICES (1.0%)
      5,000        Anthem, Inc. 6%, Pfd. .............    420,000
                   NATURAL GAS --
                   DISTRIBUTION (0.5%)
      4,000        KeySpan Corp. 8 3/4%, Pfd. ........    203,000
                   NATURAL GAS --
                   DIVERSIFIED (0.5%)
      4,500        Western Gas Resources, Inc.
                   $2.625 Series "A" Pfd. ............    243,000

     SHARES                                                VALUE
----------------                                         --------
                   OILFIELD SERVICES/
                   EQUIPMENT (0.7%)
      6,000        EVI, Inc. 5%, Pfd. ................   $303,750
                   PACKAGING &
                   CONTAINER (0.5%)
      5,000        Sealed Air Corp. $2.00
                   exchangeable Series "A" Pfd. ......    243,000
                   PAPER & FOREST
                   PRODUCTS (0.7%)
      6,000        International Paper Capital Trust
                   5.25%, Pfd. .......................    302,250
                   PETROLEUM --
                   INTEGRATED (0.6%)
      5,000        Kerr-McGee Corp. 5 1/2%,
                   Exchangeable Pfd.
                   (exchangeable into Devon
                   Energy Corp. common) ..............    212,950
      2,000        VEC Trust I 7 3/4%, Unit
                   (consisting of 1 contract to
                   purchase Valero Energy Corp.
                   common and 1 trust preferred
                   security) .........................     56,460
                                                         --------
                                                          269,410
                   R.E.I.T. (1.8%)
      4,000        Equity Residential Property
                   Trust
                   7 1/4%, Series "G" Pfd. ...........    102,400
      7,000        Simon Property Group, Inc.
                   6 1/2%, Series "B" Pfd. ...........    700,000
                                                         --------
                                                          802,400
                   RAILROAD (0.9%)
      8,000        Union Pacific Capital Trust
                   6 1/4%, Pfd. ......................    412,000
                   SEMICONDUCTOR (0.3%)
      4,000        Motorola, Inc.7%, Pfd. ............    116,040
                   TELECOMMUNICATION
                   SERVICES (1.0%)
      4,000        ALLTEL Corp. 7 3/4%, Pfd. .........    193,200
--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
     SHARES                                                     VALUE
----------------                                              ---------
      4,000        BroadWing Inc. 6 3/4%,
                   Series "B" Pfd. ........................   $ 128,000
      5,000        CenturyTel, Inc. 6 7/8%, Pfd. ..........     127,750
                                                              ---------
                                                                448,950
                   THRIFT (2.0%)
      5,500        New York Community Bancorp
                   Capital Trust V, 6%, Pfd. ..............     313,500
     10,000        Washington Mutual Capital
                   Trust I 5 3/8%, Pfd.* ..................     568,750
                                                              ---------
                                                                882,250
                                                              ---------
                   TOTAL CONVERTIBLE
                   PREFERRED STOCKS
                   (COST $7,481,911) ......................   7,645,553
                                                              ---------
COMMON STOCKS (6.9%)
                   AUTO PARTS (0.1%)
      1,000        Lear Corp.+ ............................      39,740
                   BEVERAGE --
                   ALCOHOLIC (0.5%)
      2,000        Anheuser-Busch Companies,
                   Inc. ...................................      99,760
      2,000        Coors (Adolph) Co. Class "B" ...........     107,060
                                                              ---------
                                                                206,820
                   BEVERAGE --
                   SOFT DRINK (0.0%)
      1,000        Pepsi Bottling Group, Inc. (The) .......      20,540
                   CHEMICAL --
                   SPECIALTY (0.1%)
      2,000        International Flavors &
                   Fragrances, Inc. .......................      63,560
                   COMPUTER &
                   PERIPHERALS (0.2%)
      2,000        Cisco Systems, Inc.+ ...................      30,080
      2,000        Dell Computer Corp.+ ...................      57,820
                                                              ---------
                                                                 87,900

     SHARES                                                     VALUE
----------------                                              ---------
                   COMPUTER SOFTWARE &
                   SERVICES (0.2%)
      3,000        Computer Sciences Corp.+ ...............   $  98,850
                   DIVERSIFIED COMPANY
                     (0.3%)
      2,000        American Standard
                   Companies, Inc.+ .......................     142,380
                   DRUG (0.3%)
      2,000        Pfizer, Inc. ...........................      61,500
      2,000        Pharmaceutical Product
                   Development, Inc.+ .....................      52,340
                                                              ---------
                                                                113,840
                   ELECTRONICS (0.2%)
      1,000        Harman International
                   Industries, Inc. .......................      66,590
                   ENTERTAINMENT (0.2%)
      2,000        Clear Channel
                   Communications, Inc.+ ..................      78,220
                   ENVIRONMENTAL (0.2%)
      2,000        Stericycle, Inc.+ ......................      78,580
                   FINANCIAL SERVICES --
                   DIVERSIFIED (0.3%)
      1,000        Block (H. & R.), Inc. ..................      38,620
      2,000        Citigroup, Inc. ........................      78,500
                                                              ---------
                                                                117,120
                   FOOD PROCESSING (0.1%)
      1,032        Dean Foods Co.+ ........................      44,923
                   FOREIGN
                   TELECOMMUNICATIONS (0.2%)
      5,000        Vodafone Group Plc .....................      98,800
                   GROCERY (0.0%)
      1,000        Safeway Inc.+ ..........................      16,620
--------------------------------------------------------------------------------
10

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2003
--------------------------------------------------------------------------------
     SHARES                                                        VALUE
----------------                                               --------------
                   HOME APPLIANCE (0.2%)
      2,000        Black & Decker Corp. ....................   $   82,500
                   HOMEBUILDING (0.3%)
      2,000        Beazer Homes USA, Inc.+ .................      140,500
                   HOTEL/GAMING (0.1%)
      1,000        Harrah's Entertainment, Inc.+ ...........       39,390
                   INDUSTRIAL
                   SERVICES (0.2%)
      2,000        Expeditors International of
                   Washington, Inc. ........................       72,718
                   INFORMATION
                   SERVICES (0.2%)
      2,000        Moody's Corp. ...........................       96,580
                   INSURANCE -- PROPERTY/
                   CASUALTY (0.2%)
      2,000        Berkley (W.R.) Corp. ....................       92,880
                   MACHINERY (0.2%)
      2,000        Ingersoll-Rand Company Ltd.
                   Class "A" ...............................       88,160
                   MEDICAL SUPPLIES (0.4%)
      1,000        Cooper Companies, Inc. ..................       27,900
      2,000        Medtronic, Inc. .........................       95,480
      1,000        ResMed Inc.+ ............................       36,680
                                                               ----------
                                                                  160,060
                   OILFIELD SERVICES/
                   EQUIPMENT (0.1%)
      1,000        Weatherford International, Inc.+ ........       40,230
                   PETROLEUM --
                   INTEGRATED (0.3%)
      3,000        Enbridge Energy Partners, L.P. ..........      136,800
                   PHARMACY
                   SERVICES (0.1%)
      2,000        AdvancePCS+ .............................       60,120

     SHARES                                                         VALUE
----------------                                               ---------------
                   PUBLISHING (0.3%)
      2,000        McGraw-Hill Companies, Inc.
                   (The) ...................................   $  116,780
                   RAILROAD (0.1%)
      1,000        Canadian National Railway
                   Company .................................       48,630
                   RESTAURANT (0.1%)
      2,000        CBRL Group, Inc. ........................       63,760
                   SECURITIES
                   BROKERAGE (0.4%)
      3,000        Lehman Brothers Holdings, Inc. ..........      188,910
                   SHOE (0.1%)
      2,000        Reebok International Ltd.+ ..............       62,120
                   TELECOMMUNICATION
                   SERVICES (0.1%)
     12,500        ITC DeltaCom, Inc.+ .....................       22,500
                   THRIFT (0.3%)
      2,500        GreenPoint Financial Corp. ..............      119,400
                   TOILETRIES/
                   COSMETICS (0.3%)
      2,000        Avon Products, Inc. .....................      116,340
                                                               ----------
                   TOTAL COMMON STOCKS
                   (COST $3,661,674) .......................    3,022,861
                                                               ----------
                   TOTAL INVESTMENT
                   SECURITIES (90.8%)
                   (COST $40,072,205) ......................   40,025,635
                                                               ----------
--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS                                           APRIL 30, 2003
--------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                                VALUE
-------------                                       ----------------
                REPURCHASE
                AGREEMENTS (7.0%)
                (INCLUDING ACCRUED INTEREST)
$2,100,000      Collateralized by $1,553,000
                U.S. Treasury Bonds 7 1/2%,
                due 11/15/24, with a value of
                $2,126,667 (with UBS
                Warburg LLC, 1.27%, dated
                4/30/03, due 5/1/03, delivery
                value $2,100,074) ...............   $2,100,074
 1,000,000      Collateralized by $845,000 U.S.
                Treasury Note 11 5/8%, due
                11/15/04, with a value of
                $1,021,020 (with Morgan
                Stanley, 1.20%, dated 4/30/03,
                due 5/1/03, delivery value
                $1,000,033) .....................    1,000,033
                                                    -----------
                TOTAL REPURCHASE
                AGREEMENTS
                (COST $3,100,107) ...............    3,100,107
                                                    -----------
                CASH AND OTHER ASSETS
                IN EXCESS OF
                LIABILITIES (2.2%)                     949,401
                                                    -----------
                NET ASSETS (100.0%)                $44,075,143
                                                   ============
                NET ASSET VALUE,
                OFFERING AND
                REDEMPTION PRICE
                PER OUTSTANDING
                SHARE
                $44,075,143 - 4,287,847
                SHARES OUTSTANDING) .............   $    10.28
                                                    ===========

* PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, THIS SECURITY CAN ONLY BE SOLD TO QUALIFIED INSTITUTIONAL INVESTORS.

+ NON-INCOME PRODUCING SECURITY

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                                                                                   VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                     STATEMENT OF OPERATIONS
AT APRIL 30, 2003                                                       FOR THE YEAR ENDED APRIL 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:                                                                 INVESTMENT INCOME:
Investment securities, at value                                         Interest ....................................   $ 1,247,226
   (Cost - $40,072,205) ........................   $40,025,635          Dividends (Net of foreign
Repurchase agreement                                                       withholding tax of $332) .................       685,606
   (Cost - $3,100,107) .........................     3,100,107                                                          -----------
Cash ...........................................        32,636               Total Income ...........................     1,932,832
Receivable for securities sold .................     1,164,331                                                          -----------
Interest and dividends receivable ..............       341,898          EXPENSES:
Receivable for capital shares sold .............         1,584          Advisory fee ................................       352,004
                                                   ------------         Service and distribution plan fee ...........       117,335
  TOTAL ASSETS .................................    44,666,191          Auditing and legal fees .....................        59,433
                                                   ------------         Custodian fees ..............................        41,412
LIABILITIES:                                                            Transfer agent ..............................        34,954
Payable for securities purchased ...............       512,953          Printing ....................................        24,392
Payable for capital shares repurchased .........        22,934          Registration and filing fees ................        22,401
Accrued expenses:                                                       Directors' fees and expenses ................        19,609
  Advisory fee .................................        27,102          Telephone ...................................         6,565
  Service and distribution plan                                         Postage .....................................         6,483
     fees payable ..............................         9,034          Insurance, dues and other ...................         3,630
  Other ........................................        19,025                                                          -----------
                                                   ------------              Total Expenses before
    TOTAL LIABILITIES ..........................       591,048                  custody credits .....................       688,218
                                                   ------------              Less: custody credits ..................        (2,114)
NET ASSETS .....................................   $44,075,143                                                          -----------
                                                   ============              Net Expenses ...........................       686,104
NET ASSETS CONSIST OF:                                                                                                  -----------
Capital stock, at $1.00 par value                                       NET INVESTMENT INCOME .......................     1,246,728
   (authorized 50,000,000, outstanding                                                                                  -----------
   4,287,847 shares) ...........................   $ 4,287,847          NET REALIZED AND UNREALIZED GAIN
Additional paid-in capital .....................    46,552,663             (LOSS) ON INVESTMENTS:
Undistributed net investment income ............       177,649               Net Realized Loss ......................    (4,866,528)
Accumulated net realized loss on                                             Change in Net Unrealized
   investments .................................    (6,896,446)                 Appreciation (Depreciation) .........     1,164,792
Net unrealized depreciation of                                                                                          -----------
   investments .................................       (46,570)         NET REALIZED LOSS AND CHANGE IN
                                                   ------------            NET UNREALIZED APPRECIATION
NET ASSETS .....................................   $44,075,143             (DEPRECIATION) ON INVESTMENTS ............    (3,701,736)
                                                   ============                                                         -----------
NET ASSET VALUE, OFFERING AND                                           NET DECREASE IN NET ASSETS
   REDEMPTION PRICE PER                                                    FROM OPERATIONS ..........................   $(2,455,008)
   OUTSTANDING SHARE ($44,075,143 -                                                                                     ===========
   4,287,847 SHARES OUTSTANDING) ...............   $     10.28
                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                            YEAR ENDED          YEAR ENDED
                                                                          APRIL 30, 2003      APRIL 30, 2002
                                                                         ----------------   -----------------
OPERATIONS:
 Net investment income ...............................................    $   1,246,728      $    1,811,045
 Net realized loss on investments ....................................       (4,866,528)         (1,295,100)
 Change in net unrealized appreciation (depreciation) ................        1,164,792          (3,948,736)
                                                                          -------------      --------------
 Net decrease in net assets from operations ..........................       (2,455,008)         (3,432,791)
                                                                          -------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................       (1,320,222)         (2,090,104)
 Net realized gain from investment transactions ......................               --          (1,316,978)
                                                                          -------------      --------------
 Total distributions .................................................       (1,320,222)         (3,407,082)
                                                                          -------------      --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................       63,499,601         148,366,625
 Proceeds from reinvestment of distributions to shareholders .........        1,150,836           3,012,150
 Cost of shares repurchased ..........................................      (75,264,031)       (153,314,827)
                                                                          -------------      --------------
 Net decrease from capital share transactions ........................      (10,613,594)         (1,936,052)
                                                                          -------------      --------------
TOTAL DECREASE IN NET ASSETS .........................................      (14,388,824)         (8,775,925)
NET ASSETS:
 Beginning of year ...................................................       58,463,967          67,239,892
                                                                          -------------      --------------
 End of year .........................................................    $  44,075,143      $   58,463,967
                                                                          =============      ==============
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF YEAR ..................    $     177,649      $      127,982
                                                                          =============      ==============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                               VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities traded in over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                  APRIL 30,        APRIL 30,
                                     2003             2002
                               ---------------   -------------
Shares sold ................    6,212,371        13,096,888
Shares issued to
   shareholders in
   reinvestment of
   dividends ...............      115,840           270,210
                                ---------        ----------
                                6,328,211        13,367,098
Shares repurchased .........    7,371,316        13,517,566
                                ---------        ----------
Net decrease ...............   (1,043,105)        (150,468)
                               ==========        ==========

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                     APRIL 30,
                                       2003
                                  --------------
PURCHASES:
Investment Securities .........   $53,527,132
                                  ===========
SALES OR REDEMPTIONS:
Investment Securities .........   $57,977,737
                                  ===========

4. INCOME TAXES
At April 30, 2003, information on the tax components of capital is as follows:

Cost of investment for tax purposes .........   $43,451,947
                                                -----------
Gross tax unrealized appreciation ...........   $1,418,582
Gross tax unrealized depreciation ...........   (1,744,787)
                                                -----------
Net tax unrealized depreciation on
   Investments ..............................   $ (326,205)
                                                ===========
Undistributed ordinary income ...............   $  259,281
                                                ===========
Capital loss carryforward expiring
   April 30, 2010 ...........................   $  205,636
Capital loss carryforward expiring
   April 30, 2011 ...........................    5,628,922
                                                -----------
Total loss carryforward .....................   $5,834,558
                                                ===========

During the year ended April 30, 2003, as permitted under federal income tax regulations, the Fund elected to defer $863,885 of post-October net capital losses to the next taxable year. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The Fund's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

The tax composition of distribution were:

                                         2003            2002
                                    -------------   -------------
Ordinary income .................   $1,320,222      $2,090,636
Long-term capital gains .........           --       1,316,446
                                    ----------      ----------
Total distributions .............   $1,320,222      $3,407,082
                                    ==========      ==========

The Fund intends to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.

--------------------------------------------------------------------------------
16

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2003
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
   AFFILIATES
An advisory fee of $352,004 was paid or payable to Value Line, Inc. (the Adviser), for the year ended April 30, 2003. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended April 30, 2003, fees amounting to $117,335 were paid or payable to the Distributor under this plan.

For the year ended April 30, 2003, the Fund's expenses were reduced by $2,114 under a custody credit arrangement with the Custodian.

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:



                                                                          YEARS ENDED APRIL 30,
                                          --------------------------------------------------------------------------------------
                                              2003               2002(3)            2001               2000              1999
                                          -----------        -----------        -----------        -----------       -----------
NET ASSET VALUE, BEGINNING OF YEAR ....   $     10.97        $     12.27        $     16.55        $     12.77       $     14.80
                                          -----------        -----------        -----------        -----------       -----------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income ...............           .27                .33                .51                .43               .57
  Net gains or losses on securities
    (both realized and unrealized) ....          (.68)              (.97)             (2.44)              3.75             (1.33)
                                          -----------        -----------        -----------        -----------       -----------
  Total from investment operations ....          (.41)              (.64)             (1.93)              4.18              (.76)
                                          -----------        -----------        -----------        -----------       -----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income .................          (.28)              (.41)              (.51)              (.40)             (.60)
  Distributions from net realized gains            --               (.25)             (1.84)                --              (.67)
                                          -----------        -----------        -----------        -----------       -----------
  Total distributions .................          (.28)              (.66)             (2.35)              (.40)            (1.27)
                                          -----------        -----------        -----------        -----------       -----------
NET ASSET VALUE, END OF YEAR ..........   $     10.28        $     10.97        $     12.27        $     16.55       $     12.77
                                          ===========        ===========        ===========        ===========       ===========
TOTAL RETURN ..........................         (3.62)%            (5.24)%           (11.38)%            33.21%            (4.64)%
                                          ===========        ===========        ===========        ===========       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)    $    44,075        $    58,464        $    67,240        $   103,759       $    69,277
Ratio of expenses to average net assets          1.47%(2)           1.31%(2)           1.22%(2)           1.00%(2)          1.00%(1)
Ratio of net investment income to
 average net assets ...................          2.66%              3.04%              3.37%              3.03%             3.98%
Portfolio turnover rate ...............           128%                67%                50%               127%              123%


(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE YEARS ENDED APRIL 30, 2003 AND 2002, 1.21% FOR THE YEAR ENDED APRIL 30, 2001 AND 1.22% FOR THE YEAR ENDED APRIL 30, 2000.

(3) EFFECTIVE MAY 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED APRIL 30, 2002 ON NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS ($.04) PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.41% TO 3.04%. PER SHARE DATA AND RATIOS FOR YEARS PRIOR TO MAY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18

                                               VALUE LINE CONVERTIBLE FUND, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
VALUE LINE CONVERTIBLE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Convertible Fund, Inc. (the "Fund") at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
June 11, 2003



--------------------------------------------------------------------------------
                        TAXABLE INFORMATION (UNAUDITED)

 For the taxable year ended April 30, 2003, 42.60% of the ordinary income dividends paid by the Fund qualified for the corporate dividends received deduction available to corporate shareholders.
--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.


                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
==================================================================================================================
INTERESTED DIRECTORS*
--------------------------
Jean Bernhard Buttner      Chairman of the      Since 1993    Chairman, President and          Value Line, Inc.
Age 68                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              14 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor")
------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 68                                                        Adviser since 2000.
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd                                           Consultation Service, Inc.
Williamstown, MA 01267                                        Trustee Emeritus and
Age 79                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 61


--------------------------------------------------------------------------------
20

                                               VALUE LINE CONVERTIBLE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                 HELD BY DIRECTOR
======================================================================================================
Francis C. Oakley            Director   Since 2000    Professor of History,        Berkshire Life
54 Scott Hill Road                                    Williams College, 1961 to    Insurance Company
Williamstown, MA 01267                                present. President Emeritus
Age 71                                                since 1994 and President,
                                                      1985-1994; Chairman
                                                      (1993-1997) and Interim
                                                      President (2002) of the
                                                      American Council of
                                                      Learned Societies.
-------------------------------------------------------------------------------------------------------
David H. Porter              Director   Since 1997    Visiting Professor of        None
5 Birch Run Drive                                     Classics, Williams College,
Saratoga Springs, NY12866                             since 1999; President
Age 67                                                Emeritus, Skidmore College
                                                      since 1999 and President,
                                                      1987-1998.
-------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director   Since 1985    Chairman, Institute for      A. Schulman Inc.
169 Pompano St.                                       Political Economy.           (plastics)
Panama City Beach, FL 32413
Age 63
-------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director   Since 1996    Senior Financial Advisor,    None
1409 Beaumont Drive                                   Hawthorne, since 2001;
Gladwyne, PA 19035                                    Chairman, Radcliffe College
Age 54                                                Board of Trustees.
                                                      1990-1999.

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
===========================================================================================================
OFFICERS
------------------------
Jeffrey Geffen           Vice President    Since 2001    Portfolio Manager with the              --
Age 53                                                   Adviser since 2001;
                                                         Vice President Investments,
                                                         Morgan Stanley Dean Witter
                                                         Advisors, 1989-2001.
-----------------------------------------------------------------------------------------------------------
George Graham            Vice President    Since 2001    Editor, Value Line                      --
Age 50                                                   Convertible Survey since
                                                         1998; Senior Convertibles
                                                         Analyst with the Adviser.
-----------------------------------------------------------------------------------------------------------
Bradley Brooks           Vice President    Since 2001    Portfolio Manager with the              --
Age 40                                                   Adviser since 1999;
                                                         Securities Analyst with the
                                                         Adviser, 1997-1999.
-----------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,   Since 1994    Director, Vice President and            --
Age 45                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser. Director and
                                                         Vice President of the
                                                         Distributor. Vice President,
                                                         Secretary and Treasurer of
                                                         each of the 14 Value Line
                                                         Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.

--------------------------------------------------------------------------------
22

                                               VALUE LINE CONVERTIBLE FUND, INC.

================================================================================
















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--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
24